Commitments and Contingencies - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4,417
2023	1,785
2024	418
2025	0
2026	0
Thereafter	0
Future minimum lease payments	$ 6,620